Advance on Future Receipts and Notes Payable (Details Narrative) (10-K) - USD ($)		3 Months Ended	12 Months Ended
	Dec. 24, 2019	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Jun. 08, 2019	Dec. 04, 2018	Aug. 08, 2018
Debt principal amount		$ 594,000	$ 1,006,000
Repayments of notes		411,000	630,000
Debt discount		137,000
Repayment of notes payable			630,000
Fair value of common shares		$ 3,430,000	$ 1,195,000	2,979,000
Number of shares issued, shares			598,286
Warrants to purchase common stock			108,196
Fair value of warrants			$ 215,000
Loss on debt extinguishment			1,536,000	$ (534,000)
Fair value of common stock and warrants issued			1,410,000
Two Secured Advances [Member] | Unaffiliated Third-Party [Member]
Debt principal amount	$ 728,000
Purchase of future receipts	$ 1,012,000
Agreement terms	Pursuant to the terms of the agreement the unaffiliated third-party will auto withdraw an aggregate of $6,000 from the Company's operating account each banking day. The term of the agreement extends until the advances are paid in full. The Company may pay off either note for $446,000 if paid within 30 days of funding; for $465,000 if paid between 31 and 60 days of funding; or for $484,000 if paid within 61 to 90 days of funding.
Debt discount	$ 284,000		10,000
Principal payment	6,000		7,000
Two Secured Advances [Member] | Unaffiliated Third-Party [Member] | Paid within 30 Days of Funding [Member]
Repayments of notes	446,000
Two Secured Advances [Member] | Unaffiliated Third-Party [Member] | Paid Between 31 and 60 Days of Funding [Member]
Repayments of notes	465,000
Two Secured Advances [Member] | Unaffiliated Third-Party [Member] | Paid Between 61 and 90 Days of Funding [Member]
Repayments of notes	$ 484,000
Note Payable [Member]
Debt principal amount			1,340,000
Proceeds from issuance of unsecured promissory note			1,300,000
Original issue discount			$ 40,000
Interest rate			5.00%
Debt maturity date			Apr. 10, 2019
Warrants to purchase common stock					108,196	23,562	163,114